LEASES (Details 1) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total	$ 4,336,460	$ 2,898,058
Later than one year [member]
IfrsStatementLineItems [Line Items]
Total	1,054,089	982,881
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total	5,188,197	2,449,475
Total Minimum Lease Payments [Member]
IfrsStatementLineItems [Line Items]
Total	6,242,286	3,432,356
Less Amount Representing Interest [Member]
IfrsStatementLineItems [Line Items]
Total	$ (1,905,826)	$ (534,298)